UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09455

Nuveen New Jersey Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
	January 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 260	5.000%, 1/01/32	1/15 at 100.00	B3	$ 146,484
230	5.125%, 1/01/37	1/15 at 100.00	B3	129,904
490	Total Consumer Discretionary			276,388
	Consumer Staples – 3.2% (2.2% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,345	4.750%, 6/01/34	6/17 at 100.00	BBB	947,700
3,000	5.000%, 6/01/41	6/17 at 100.00	BBB	2,083,110
4,345	Total Consumer Staples			3,030,810
	Education and Civic Organizations – 18.0% (12.3% of Total Investments)
250	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	247,650
	Series 2004C, 5.500%, 7/01/23
325	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	BBB+	311,773
	2007D, 5.250%, 7/01/37
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
1,115	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	1,133,621
735	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	735,419
60	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A	62,684
	2004L, 5.125%, 7/01/21 – NPFG Insured
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	A2	973,657
	2006A, 5.000%, 7/01/36 – AMBAC Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of	7/11 at 100.00	A+	1,053,650
	Technology, Series 2001G, 5.250%, 7/01/18 – NPFG Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of	1/14 at 100.00	A+	1,035,570
	Technology, Series 2004B, 5.000%, 7/01/21 – AMBAC Insured
1,085	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2001C,	7/11 at 101.00	A+	1,093,322
	5.000%, 7/01/31 – FGIC Insured
630	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	A	664,845
	Series 2004A, 5.125%, 7/01/19 – FGIC Insured
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	Baa1	304,911
	2002A, 5.000%, 7/01/17 – RAAI Insured
200	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Seton Hall University	7/11 at 100.00	A	211,050
	Project, Series 2001A, 5.250%, 7/01/16 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Seton Hall University
	Project, Series 2001G:
3,820	4.875%, 7/01/21 – AMBAC Insured	7/11 at 100.00	A	3,864,578
1,600	5.000%, 7/01/26 – AMBAC Insured	7/11 at 100.00	A	1,658,848
270	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds, Series 2010-1,	12/19 at 100.00	AA	274,390
	5.000%, 12/01/25
300	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	354,426
	Bond Trust PA-4643, 19.460%, 6/01/30 (IF) (4)
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
	Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001:
2,000	5.250%, 9/01/21	9/11 at 100.00	BBB	2,001,700
500	5.250%, 9/01/31	9/11 at 100.00	BBB	468,110
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	449,570
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.500%, 12/01/31
16,660	Total Education and Civic Organizations			16,899,774
	Energy – 1.1% (0.7% of Total Investments)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC	1/13 at 100.00	Baa3	1,012,890
	Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
	Financials – 1.7% (1.2% of Total Investments)
850	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	11/10 at 100.00	N/R	640,679
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds,	4/10 at 100.00	Ba1	247,720
	Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14
750	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	707,325
	Project, Series 2002, 5.750%, 10/01/21
1,850	Total Financials			1,595,724
	Health Care – 21.7% (14.9% of Total Investments)
310	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	280,510
	2004A, 5.750%, 2/15/34
560	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A1	560,739
	Series 2008A, 5.000%, 7/01/27
370	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AAA	438,591
	Series 2009A, Trust 3018, 19.727%, 7/01/38 – AGC Insured (IF)
865	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	849,759
	Medical Center, Series 2007, 5.000%, 7/01/37
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aa3	1,514,760
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	123,575
	Hospital, Series 2005A, 5.500%, 7/01/36
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	371,764
	Center, Series 2006B, 5.000%, 7/01/36
180	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	170,809
	Center, Series 2006, 5.125%, 7/01/35
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,520,440
	Obligated Group, Series 2001, 5.625%, 7/01/31
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital, Series 2000:
750	5.750%, 7/01/25	7/10 at 100.00	A2	752,910
3,000	5.750%, 7/01/31	7/10 at 100.00	A2	3,007,650
445	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BB+	358,915
	Care System, Series 2006A, 5.000%, 7/01/29
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	704,655
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
895	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	N/R	837,541
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	749,020
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Series 2006:
665	5.000%, 7/01/36	7/16 at 100.00	A2	639,524
615	5.000%, 7/01/46	7/16 at 100.00	A2	578,561
1,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University	7/10 at 100.00	Baa2	1,105,324
	Hospital, Series 2000A, 6.875%, 7/01/20
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Burdette	7/10 at 100.00	A2	2,504,125
	Tomlin Memorial Hospital, Series 1999, 5.500%, 7/01/29
1,280	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AAA	1,279,949
	2007-I, 5.000%, 7/01/38 – AGC Insured
20,765	Total Health Care			20,349,121
	Long-Term Care – 2.7% (1.9% of Total Investments)
585	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	498,859
	Evergreens Project, Series 2007, 5.625%, 1/01/38
250	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens	11/14 at 100.00	N/R	246,330
	at Wards Homestead, Series 2004A, 5.800%, 11/01/31
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New
	Jersey, Series 2001:
1,000	6.000%, 6/01/25	6/11 at 102.00	A–	1,029,700
335	5.500%, 6/01/31	6/11 at 102.00	A–	334,554
500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New	7/10 at 100.00	BB+	425,315
	Jersey Obligated Group, Series 1998, 5.125%, 7/01/25
2,670	Total Long-Term Care			2,534,758
	Tax Obligation/General – 2.6% (1.8% of Total Investments)
1,000	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A1	1,063,940
	AMBAC Insured
1,350	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.250%, 7/01/27 –	7/11 at 100.00	AAA	1,357,007
	AGM Insured
2,350	Total Tax Obligation/General			2,420,947
	Tax Obligation/Limited – 33.2% (22.7% of Total Investments)
600	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	709,320
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,745	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AA	1,913,881
	5.000%, 12/01/18 – NPFG Insured
1,000	Camden County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds,	9/15 at 100.00	AAA	1,131,850
	Series 2005A, 5.000%, 9/01/16 – AGM Insured
1,100	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	A–	1,186,262
	2004, 5.250%, 1/01/16 – AMBAC Insured
620	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	A1	702,057
	2007, 5.250%, 12/15/22 – AMBAC Insured
815	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	954,642
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
1,785	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	AA–	1,839,907
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
615	5.500%, 6/15/24	6/12 at 100.00	BBB	605,960
1,200	5.750%, 6/15/34	6/14 at 100.00	BBB	1,145,508
1,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	1,302,516
	2004A, 5.250%, 7/01/15 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District
	Management Corporation Project, Series 2007:
65	5.125%, 6/15/27	6/17 at 100.00	Baa3	57,689
115	5.125%, 6/15/37	6/17 at 100.00	Baa3	94,383
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
615	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA–	619,994
1,235	5.000%, 9/01/37	9/17 at 100.00	AA–	1,245,028
525	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AAA	598,432
	Improvement Fund, Series 2005A, 5.000%, 9/01/15 – AGM Insured
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
925	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AA–	969,733
1,400	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA–	1,423,254
250	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	AA–	253,458
	Transformation Program, Series 2008A, 5.250%, 10/01/38
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A1	1,136,300
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
1,000	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	A	1,058,580
	FGIC Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
350	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	386,327
610	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	663,399
6,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	AA–	1,774,860
	Appreciation Series 2010A, 0.000%, 12/15/30
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA–	1,495,351
	5.500%, 12/15/16 – NPFG Insured
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	1,369,050
	5.000%, 6/15/19 – AGM Insured
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	1,470,872
	5.500%, 12/15/22
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
4,315	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA–	1,421,318
3,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AAA	812,130
6,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AAA	1,422,540
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	AA–	1,040,210
	5.000%, 12/15/26 – AMBAC Insured
405	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BBB+	338,548
	2006A, 4.500%, 7/01/36 – CIFG Insured
43,370	Total Tax Obligation/Limited			31,143,359
	Transportation – 18.7% (12.8% of Total Investments)
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,000	5.000%, 1/01/25 – NPFG Insured	1/15 at 100.00	A+	1,035,660
1,000	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A+	1,032,070
500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A+	516,930
900	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	863,793
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
50	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	59,519
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	3,167,280
300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AAA	339,144
1,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	1,020,350
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	364,913
	Eighth Series 2007, Trust 2920, 17.412%, 8/15/32 – AGM Insured (IF)
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	515,015
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	6/10 at 100.00	A	5,127,399
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)
3,435	South Jersey Transportation Authority New Jersey, Transportation System Revenue Bonds, Series	5/10 at 101.00	A–	3,471,239
	1999, 5.125%, 11/01/22 – AMBAC Insured
16,995	Total Transportation			17,513,312
	U.S. Guaranteed – 21.2% (14.5% of Total Investments) (5)
2,400	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2001A,	6/11 at 100.00	AAA	2,549,496
	5.000%, 6/15/21 (Pre-refunded 6/15/11) – AMBAC Insured
385	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A (5)	449,103
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – MBIA Insured
690	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A (5)	800,959
	2004L, 5.125%, 7/01/21 (Pre-refunded 7/01/14) – MBIA Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
1,000	5.000%, 7/01/17 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2 (5)	1,165,440
1,000	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2 (5)	1,165,440
520	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2 (5)	606,029
625	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	7/14 at 100.00	A+ (5)	722,169
	5.000%, 7/01/24 (Pre-refunded 7/01/14) – MBIA Insured
890	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System	7/13 at 100.00	N/R (5)	999,381
	Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)
1,350	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	A2 (5)	1,512,108
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	N/R (5)	986,453
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (5)	520,160
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
130	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	160,268
20	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+ (5)	24,971
905	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	1,057,275
375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AA– (5)	430,298
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured
1,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,568,610
	5.500%, 10/01/40 (Pre-refunded 10/01/10)
2,150	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.250%, 7/01/27	7/11 at 100.00	AAA	2,299,490
	(Pre-refunded 7/01/11) – AGM Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,510	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,575,715
1,125	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,281,600
17,920	Total U.S. Guaranteed			19,874,965
	Utilities – 0.9% (0.6% of Total Investments)
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	785,678
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12
	Water and Sewer – 20.8% (14.2% of Total Investments)
225	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/15 at 100.00	Ba2	225,916
	2005, 6.000%, 7/01/25
4,635	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	5/10 at 100.00	N/R	4,223,040
	Company, Series 1997B, 5.375%, 5/01/32 – FGIC Insured (Alternative Minimum Tax)
7,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water	2/10 at 100.00	A	6,603,309
	Company, Series 1998, 5.350%, 2/01/38 – NPFG Insured (Alternative Minimum Tax)
390	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	3/10 at 100.50	AAA	393,167
	1998A, 4.500%, 9/01/18
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series	No Opt. Call	Baa1	8,032,146
	2001A, 0.000%, 8/01/23 – NPFG Insured
28,090	Total Water and Sewer			19,477,578
$ 157,255	Total Investments (cost $137,634,061) – 146.1%			136,915,304
	Other Assets Less Liabilities – 0.8%			725,887
	Preferred Shares, at Liquidation Value – (46.9)% (6)			(43,925,000)
	Net Assets Applicable to Common Shares – 100%			$ 93,716,191

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$136,915,304	$ —	$136,915,304

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $137,608,423.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 4,013,601
Depreciation	(4,706,720)
Net unrealized appreciation (depreciation) of investments	$ (693,119)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives entered into by the Fund during the period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 1, 2010